Reorganization, Basis of Preparation and Going Concern - Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted (Details)	12 Months Ended
Dec. 31, 2025
Amendments to IFRS 7 and IFRS 9 - Classification and Measurements of Financial Instruments [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2026
Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027
IFRS 19 - Subsidiaries without Public Accountability Disclosures [Member]
Schedule of New and Revised IFRS that Are Not Yet Effective and have Not Been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027